Gains on Investment Securities and Dividends (Tables)	12 Months Ended
Mar. 31, 2019
Other Income and Expenses [Abstract]
Gains on Investment Securities and Dividends

Gains on investment securities and dividends in fiscal 2017, 2018 and 2019 consist of the following:

	Millions of yen
	2017	2018	2019
Net gains on investment securities	¥27,233	¥39,139	¥14,273
Dividends income, other	3,095	4,163	1,685

	¥30,328	¥43,302	¥15,958